CONSOLIDATION AND VARIABLE INTEREST ENTITIES - Consolidated VIEs (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Variable Interest Entity [Line Items]
Assets	$ 1,187,084	$ 1,045,079
Liabilities	409,711	279,656
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Assets	225,147	264,854
Liabilities	$ 0	$ 0